FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 8) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets investments and derivative [Line Items]
Collateral	$ 239,509	$ 343,334
Derivatives Contracts [Member]
Disclosure of financial assets investments and derivative [Line Items]
Collateral	$ 264,700	$ 343,334